Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Loss before taxation	$ (35,206)	$ (150,684)
Adjustments for:
Interest income		(373)
Depreciation of plant and equipment	25	49
Depreciation of right-of-use assets	164	297
Amortization of intangible assets	10	11
Impairment loss on intangible assets	10,000
Realized foreign currency (gains) losses		(860)
Fair value change of financial assets at FVTPL		(460)
Fair value change of financial liabilities at FVTPL	(164)	(676)
Fair value change of preferred shares		76,430
IFRS 2 listing expense		45,524
Share-based payment expenses	8,224	5,282
Loss on sale of plant and equipment	15
Unrealized foreign currency loss		2,961
Operating cash flows before movements in working capital	(16,932)	(22,499)
(Increase) decrease in deposits, prepayments and deferred expenses	(375)	(1,583)
Increase in accounts payable and accrued offering costs		947
(Increase) decrease in other payables and accruals	1,319	(1,252)
NET CASH USED IN OPERATION	(15,988)	(24,387)
Taxation paid		(10)
NET CASH USED IN OPERATING ACTIVITIES	(15,988)	(24,397)
INVESTING ACTIVITIES
Interest received		373
Proceeds from redemption of time deposits		4,307
Placement of time deposits		(4,048)
Purchase of plant and equipment	(24)	(6)
Proceeds from disposal of plant and equipment	4
Placement of FVTPL		(873)
Proceeds from disposal of assets at FVTPL	5,761
Refund of rental deposits	6	5
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	5,747	(242)
FINANCING ACTIVITIES
Proceeds from PIPE Financings and Business Combination, net of transaction costs	5,049	20,249
Payment of deferred underwriting fees		(2,779)
Repayment of bank loans	(1,412)
Proceeds from bank loans	702
Proceeds from issue of shares upon exercise of share options		83
Interest paid	(135)	(60)
Repayment of lease liabilities	(84)	(252)
NET CASH FROM FINANCING ACTIVITIES	4,120	17,241
Effects of Exchange Rate Changes on Cash and Cash Equivalents	(6)	19
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,127)	(7,379)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	32,056	32,675
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	25,929	25,296
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Restricted share awards vested		68
Accrued transaction costs		280
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares		588,285
Initial value of warrant liabilities arising from Maxpro note conversion and PIPE Financing in connection with the Closing Date of the Business Combination		629
Reclassification from equity to non-current liabilities for Maxpro Warrants assumed by Apollomics upon Closing		$ 1,298
Establishment of lease right-of-use assets and associated lease liabilities	911
Restricted stock and stock options issued in lieu of accrued compensation	$ 1,506